Stockholders' Equity - Narrative (Details)				6 Months Ended	12 Months Ended
	Dec. 31, 2017 $ / shares shares	Apr. 28, 2017 shares	Apr. 27, 2017 USD ($) shares	Jun. 30, 2018 USD ($) trading_day $ / shares shares	Dec. 31, 2017 USD ($) trading_day $ / shares shares	Dec. 31, 2016 $ / shares
Class of Stock [Line Items]
Securities called by warrant (shares)			4,000,000
Value of shares issued | $					$ 90,780,000
Beneficial conversion feature | $				$ 6,700,000	$ 6,700,000
Tema
Class of Stock [Line Items]
Warrants exercisable (shares)			4,000,000
Rosehill Operating
Class of Stock [Line Items]
Warrants exercisable (shares)			4,000,000
PIPE Investment
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)			20,000
PIPE Investment | Private Placement Warrants
Class of Stock [Line Items]
Proceeds from (repurchase of) equity | $			$ 70,800,000
Stock issued in transaction (shares)			476,540
Rosemore Holdings
Class of Stock [Line Items]
Value of shares issued | $			$ 20,000,000
Sponsor | Early Bird Capital Inc | Private Placement Warrants
Class of Stock [Line Items]
Securities called by warrant (shares)	8,408,838			8,408,838	8,408,838
Common Stock
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)					4,900,776
Conversion of founder stock (shares)					1,429,335
Common Stock | Tema
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)					29,807,692
Common Stock | Sponsor | Securities Subscription Agreement
Class of Stock [Line Items]
Common stock outstanding (as a percent)		20.00%
Warrant
Class of Stock [Line Items]
Securities called by warrant (shares)	588,276			588,276	588,276
Class of warrant redemption threshold trading days | trading_day				20	20
Period of class of warrant redemption threshold trading days | trading_day				30	30
Class of warrant, outstanding (shares)	25,594,158			25,594,158	25,594,158
Warrant | IPO
Class of Stock [Line Items]
Securities called by warrant (shares)	7,597,044			7,597,044	7,597,044
Warrant | Tema
Class of Stock [Line Items]
Securities called by warrant (shares)	4,000,000			4,000,000	4,000,000
Warrant | PIPE Investors
Class of Stock [Line Items]
Securities called by warrant (shares)	5,000,000			5,000,000	5,000,000
Class B Common Stock | Rosehill Operating
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)			29,807,692
Class B Common Stock | Common Stock | Tema
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)					29,807,692
Class A Common Stock
Class of Stock [Line Items]
Exercise price of warrants (USD per share) | $ / shares	$ 21.00				$ 21.00
Conversion of founder stock (shares)					246,262
Stock issued upon conversion of convertible preferred stock (shares)	8,495,476				8,495,476
Class A Common Stock | Rosehill Operating
Class of Stock [Line Items]
Warrants exercisable (shares)			4,000,000
Class A Common Stock | PIPE Investment | Private Placement Warrants
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)			5,000,000
Class A Common Stock | Common Stock
Class of Stock [Line Items]
Exercise price of warrants (USD per share) | $ / shares	$ 18.00			$ 18.00	$ 18.00
Issuance of preferred stock and warrants (shares)					588,276
Conversion of founder stock (shares)					3,475,665
Class A Common Stock | Common Stock | Sponsor | Securities Subscription Agreement
Class of Stock [Line Items]
Conversion of founder stock (shares)		3,475,665
Class A Common Stock | Warrant
Class of Stock [Line Items]
Exercise price of warrants (USD per share) | $ / shares	$ 11.50				$ 11.50
8.0% Series A Cumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Series A preferred stock, liquidation preference (USD per share) | $ / shares				$ 1,000
8.0% Series A Cumulative Perpetual Preferred Stock | PIPE Investment
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)			20,000
8.0% Series A Cumulative Perpetual Preferred Stock | Rosemore Holdings
Class of Stock [Line Items]
Value of shares issued | $			$ 20,000,000
8% Series A Cumulative Perpetual Convertible Preferred Stock
Class of Stock [Line Items]
Stock issued upon conversion of convertible preferred stock (shares)	86.9565			86.9565	86.9565
Share price (USD per share) | $ / shares	$ 11.50			$ 11.50	$ 11.50
Series A Preferred Stock
Class of Stock [Line Items]
Series A preferred stock, liquidation preference (USD per share) | $ / shares	1,000			$ 1,000	$ 1,000	$ 0
Series A Preferred Stock | Rosehill Operating
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)			20,000
Series A Preferred Stock | PIPE Investment
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)			75,000
Common stock outstanding (as a percent)			30.00%
Series A Preferred Stock | PIPE Investment | Private Placement Warrants
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)			75,000
Series A Preferred Stock | Rosemore Holdings
Class of Stock [Line Items]
Value of shares issued | $			$ 20,000,000
Series A Preferred Stock | Sponsor | Rosemore Holdings
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)				20,000	20,000
Series A Preferred Stock | Common Stock | PIPE Investment
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)					75,000
Series A Preferred Stock | Common Stock | Rosemore Holdings
Class of Stock [Line Items]
Issuance of preferred stock and warrants (shares)					20,000
Second anniversary
Class of Stock [Line Items]
Sale of stock, ownership after transaction (as a percent)				67.00%	67.00%
Second anniversary
Class of Stock [Line Items]
Sale of stock, ownership after transaction (as a percent)				33.00%	33.00%
Minimum | Class A Common Stock | Common Stock
Class of Stock [Line Items]
Exercise price of warrants (USD per share) | $ / shares	$ 16.00			$ 16.00	$ 16.00
Variable Interest Entity, Not Primary Beneficiary | Tema
Class of Stock [Line Items]
Ownership percentage in variable interest entity (as a percent)	83.00%		83.60%	82.00%	83.00%